Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 13,264,579	$ 1,904,572	¥ 82,728,636
Property and equipment, net		23,132,180	3,321,394	24,385,762
Other noncurrent assets		630,494,750	90,528,494	493,404,511
Total assets		666,891,509	95,754,460	600,518,909
Total liabilities		(585,116,575)	(84,012,948)	(614,667,803)
Net assets		(81,771,934)	(11,741,512)	(14,148,894)
Accounts payable		11,043,034	1,585,595	15,072,302
Deferred revenues		14,402	2,068	9,713,168
Other payables and accrued liabilities		16,654,682	2,391,334	9,240,553
Other payables – related parties				12,725,539
Current portion of shareholder loans		42,421,345	6,090,995	20,000,000
Operating lease liabilities				108,556
Taxes payable		4,913,881	705,551	5,858,717
Intercompany payable	[1]	510,069,231	73,237,405	474,812,478
Total current liabilities		585,116,575	84,012,948	547,531,313
Non-current shareholder loan				67,136,490
Operating lease liabilities – noncurrent
Deferred tax liabilities, net
Total liabilities		¥ 585,116,575	$ 84,012,948	¥ 614,667,803

[1]	Intercompany balances will be eliminated upon consolidation.